Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of changes in accounting estimates [abstract]
Summary of Assumptions Used to Estimate Fair Value of Share Options Granted
The assumptions used to estimate the fair value of the share options granted are as follows:

	2020*	2021
		Employees	Founders
Grant date fair value ($)	1,634 to 3,861	1.37 to 4.02	1.26 to 2.85
Exercise price ($)	1,793 to 3,861	9.89 to 16.39	16.96 to 17.05
Volatility	35-40%	40.0%	40.0%
Dividend yield	—	—	—
Expected life of option (years)	2-2.5	4-6.25	4-6.25
Annual risk free interest rate	0.2-1.6%	0.78-1.22%	0.78-1.22%

Total fair value of options granted	$6,716	$8,567	$43,887

*	Amounts not adjusted for 2021 share splits